Pension and Non-pension Post-employment Benefit Plans - Actuarial Gains and Losses, Net of Tax, Recognized in OCI (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of other comprehensive income by item [line items]
Loss on pension annuity purchase (see note 16(c))		$ 17,000,000	$ 0	$ 0
Actuarial losses recognized during the year		1,200,000	(17,100,000)	7,000,000
Income tax (recovery) expense		0	1,400,000	0
Income tax (recovery) expense		(700,000)	(700,000)	(2,100,000)
Pension and non-pension post-employment benefit plans
Disclosure of analysis of other comprehensive income by item [line items]
Cumulative losses, beginning of year		(4,100,000)	13,000,000	6,000,000
Actuarial losses recognized during the year	$ 17,000,000
Cumulative losses (gains), end of year		$ 14,100,000	$ (4,100,000)	$ 13,000,000